Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Institutional Global Realty Shares, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001361755
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014